Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	150,000,000
Proposed Maximum Offering Price per Unit	56.37
Maximum Aggregate Offering Price	$ 8,454,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,167,600.97
Offering Note	This estimate is made pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purposes of calculating the registration fee, and is based on a price of $56.37 per share, which represents the average high and low prices per share of the registrant's common stock, par value $0.01 per share ("common stock") as reported on the New York Stock Exchange on November 6, 2025.